Other income, net (Tables)	12 Months Ended
Mar. 31, 2021
Other Income and Expenses [Abstract]
Schedule of Other income

Other income, net consisted of the following:

	Year Ended March 31,
	2019	2020	2021
	$ in thousands	$ in thousands	$ in thousands

Gain on disposal of property, plant and equipment #	5	—	237
Government subsidies	16	227	75
Gain from investment in financial instruments	45	83	75
Other gains	42	125	93

Other income, net	108	435	480